July 1, 2004

Keith O`Connell

Securities & Exchange Commission

Division of Investment Management

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:T. Rowe Price California Tax-Free Income Trust
California Tax-Free Bond Fund
California Tax-Free Money Fund
File Nos.: 033-08093/811-4525; PEA No. 26
T. Rowe Price State Tax-Free Income Trust
New York Tax-Free Money Fund
New York Tax-Free Bond Fund
Maryland Tax-Free Bond Fund
Virginia Tax-Free Bond Fund
New Jersey Tax-Free Bond Fund
Maryland Short-Term Tax-Free Bond Fund
Florida Intermediate Tax-Free Fund
Georgia Tax-Free Bond Fund
Maryland Tax-Free Money Fund
File Nos.: 033-06533/811-4521; PEA No. 41
T. Rowe Price Tax-Efficient Funds, Inc.

T. Rowe Price Tax-Efficient Balanced Fund

T. Rowe Price Tax-Efficient Growth Fund

T. Rowe Price Tax-Efficient Multi-Cap Growth Fund

File Nos. 333-26441/811-08207; PEA No. 11

T. Rowe Price Tax-Exempt Money Fund, Inc.

File Nos.: 002-67029/811-3055; PEA No. 40

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.

File Nos.: 002-87059/811-3872; PEA No. 32

T. Rowe Price Tax-Free Intermediate Bond Fund, Inc.

File Nos.: 033-49117/811-7051; PEA No. 14

T. Rowe Price Tax-Free Income Fund, Inc.

T. Rowe Price Tax -Free Income Fund-Advisor Class

File Nos.: 002-57265/811-2684; PEA No. 51

T. Rowe Price Tax-Free High Yield Fund, Inc.

File Nos.: 002-94641/811-4163; PEA No. 26

Dear Mr. O`Connell:

This letter will serve as our filing under Rule 497(j) of the Securities Act of 1933. In accordance therewith, there have been no changes to the funds` Prospectuses or Statement of Additional Information that were filed under Rule 485(b) on June 29, 2004.

The Prospectuses and Statement of Additional Information went effective on July 1, 2004.

If you have any questions, please contact me at 410-345-4981.

Sincerely,

/s/Tawanda L. Cottman

Tawanda L. Cottman